Cash Distributions (Details) - USD ($) $ / shares in Units, $ in Thousands										1 Months Ended	12 Months Ended
	Jan. 25, 2016	Nov. 10, 2015	Aug. 11, 2015	May 12, 2015	Feb. 12, 2015	Nov. 12, 2014	Aug. 13, 2014	May 14, 2014	Feb. 12, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Cash Distributions
Total quarterly distribution (per unit)		$ 0.3075	$ 0.2925	$ 0.2775	$ 0.2660	$ 0.2400	$ 0.2225	$ 0.2125	$ 0.0370		$ 1.1975	$ 0.9410	$ 0.0370
Distributions		$ 20,164	$ 18,456	$ 17,266	$ 15,829	$ 14,102	$ 13,074	$ 12,487	$ 2,174	$ 2,174	$ 78,597	$ 55,492
General Partner’s Distribution, Including Incentive Distribution Rights [Member]
Quarterly Cash Distributions
Distributions										44	5,003	1,304
General Partner Valero [Member]
Quarterly Cash Distributions
Distributions										44	1,572	1,110
General Partner IDRs [Member]
Quarterly Cash Distributions
Distributions										0	3,431	194
Limited Partner, Common and Subordinated Units [Member]
Quarterly Cash Distributions
Distributions										2,130	73,582	54,182
Common Unitholders Public [Member]
Quarterly Cash Distributions
Distributions										638	22,016	16,232
Distribution Equivalent Rights [Member]
Quarterly Cash Distributions
Distributions										0	12	6
Common Unitholder Valero [Member]
Quarterly Cash Distributions
Distributions										427	17,090	10,859
Subordinated Unitholder Valero [Member]
Quarterly Cash Distributions
Distributions										$ 1,065	$ 34,476	$ 27,091
Subsequent Event [Member]
Quarterly Cash Distributions
Total quarterly distribution (per unit)	$ 0.3200
Distributions	$ 22,711